CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Cash flow from operating activities
Net loss	$ (11,499)	(71,344)	(58,952)	(54,437)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities
- Loss on disposal of property, plant and equipment	16	101	33	10
- Loss on goodwill impairment	0	0	0	10,276
- Depreciation of property, plant and equipment	7,688	47,701	48,161	48,709
- Amortization of intangible assets	84	524	524	524
- Deferred income taxes	49	303	(10,007)	(7,727)
- Bad debt (recovery) expense	5	30	(1,744)	1,026
- Inventory provision	0	0	0	0
Changes in operating assets and liabilities
- Accounts and bills receivable	(246)	(1,524)	13,615	31,460
- Inventories	2,324	14,421	(4,164)	7,483
- Advance to suppliers	(86)	(535)	7,909	(6,351)
- Prepaid expenses and other current assets	228	1,417	(398)	29,192
- Accounts payable	(640)	(3,970)	4,658	9,579
- Accrued expenses and other payables	(120)	(744)	38	789
- Advance from customers	(1,817)	(11,273)	2,952	(162)
- Tax payable	1,085	6,732	465	(23,920)
Net cash provided by (used in) operating activities	(2,929)	(18,161)	3,090	46,451
Cash flow from investing activities
Purchases of property, plant and equipment	(896)	(5,559)	(4,416)	(5,285)
Restricted cash related to trade finance	(1,073)	(6,656)	(19,974)	80,752
Advanced to suppliers - non current	228	1,412	3,165	57,500
Amount change in construction in progress	43	265	(8,785)	(207,432)
Interest capitalization related to CIP	0	0	(2,059)	(11,174)
Proceeds from sale of property, plant and equipment	0	0	0	250
Net cash used in investing activities	(1,698)	(10,538)	(32,069)	(85,389)
Cash flow from financing activities
Principal payments of short-term bank loans	(16,923)	(105,000)	(110,000)	(168,501)
Proceeds from short-term bank loans	0	0	105,000	110,000
Proceeds from related party	20,298	125,938	0	0
Payment of capital lease obligation	(1,340)	(8,315)	(8,123)	0
Change in notes payable	2,184	13,549	43,691	38,299
Proceeds from sale-leaseback equipment	0	0	5,000	20,000
Net cash provided by (used in) financing activities	4,219	26,172	35,568	(202)
Effect of foreign exchange rate changes	(51)	(31)	(17)	(26)
Net (decrease) increase in cash and cash equivalent	(459)	(2,558)	6,572	(39,166)
Cash and cash equivalent
At beginning of period/year	1,913	11,578	5,006	44,172
At end of period/year	1,454	9,020	11,578	5,006
SUPPLEMENTARY DISCLOSURE:
Interest paid	2,012	12,486	12,153	11,174
Income tax paid	0	0	0	0
SUPPLEMENTARY SCHEDULE OF NONCASH INVESTING AND FINANCIAL ACTIVITIES:
Account payable for plant and equipment:	495	3,070	7,466	6,003
Obligations for acquired equipment under capital lease:	$ 1,380	8,562	16,877	20,000